Commitments and Contingencies	12 Months Ended
Aug. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(11) Commitments and Contingencies

The Company is involved in legal proceedings, including the matters described below, and is subject to investigations, inspections, audits, inquiries and similar actions by governmental authorities, arising in the normal course of the Company’s business.  Litigation, in general, and securities and class action litigation, in particular, can be expensive and disruptive.  Some of these suits may purport or may be determined to be class actions and/or involve parties seeking large and/or indeterminate amounts, including punitive or exemplary damages, and may remain unresolved for several years.  From time to time, the Company is also involved in legal proceedings as a plaintiff involving antitrust, tax, contract, intellectual property and other matters.  Gain contingencies, if any, are recognized when they are realized.  The results of legal proceedings are often uncertain and difficult to predict, and the costs incurred in litigation can be substantial, regardless of the outcome.

On a quarterly basis, the Company assesses its liabilities and contingencies for outstanding legal proceedings and reserves are established on a case-by-case basis for those legal claims for which management concludes that it is probable that a loss will be incurred and that the amount of such loss can be reasonably estimated. Management's assessment of current litigation and other legal proceedings, including the corresponding accruals, could change because of the discovery of facts with respect to legal actions or other proceedings pending against the Company which are not presently known.  Adverse determinations by judges, juries or other parties could also result in changes to management’s assessment of current liabilities and contingencies.  The ultimate costs of resolving these claims may be substantially higher or lower than the amounts reserved.  Due to the inherent difficulty of predicting the outcome of litigation and other legal proceedings, the Company cannot predict the eventual outcome of these matters, and it is reasonably possible that some of them could be resolved unfavorably to the Company.  As a result, it is possible that the Company’s results of operations or cash flows in a particular fiscal period could be materially affected by an unfavorable resolution of pending litigation or contingencies.  However, based on its current knowledge, management does not expect reasonably possible losses relating to the outcome of current litigation and legal proceedings, after consideration of applicable reserves and rights to indemnification, to be material to the Company’s consolidated financial position.

On April 4, 2012,  the United States Drug Enforcement Administration (DEA) served administrative inspection warrants on six Walgreen retail pharmacies in Florida and removed certain controlled substance prescription records and other related documents.  DEA also served an inspection warrant and an administrative subpoena for records on the Walgreens distribution center in Jupiter, Florida.  DEA issued a separate administrative subpoena for records from the Walgreens facility in Orlando, Florida on August 8, 2012.  On September 14, 2012, DEA served an Order to Show Cause (OSC) and Immediate Suspension Order (ISO) on the Jupiter Distribution Center and placed under seal the controlled substance inventory at that facility.  Walgreens timely requested a hearing to demonstrate why DEA should not permanently revoke the controlled substance registration from the Jupiter Distribution Center.  On October 10, 2012, Walgreens filed a petition in the U.S. Court of Appeals for the District of Columbia challenging DEA’s authority to issue the ISO.

SEC regulations require disclosure of certain environmental matters when a governmental authority is a party to the proceedings and the proceedings involve potential monetary sanctions that management reasonably believes could exceed $100,000.  On July 2, 2012, a number of California District Attorneys served the Company with a civil complaint filed in the Alameda County Superior Court alleging certain violations of the state’s hazardous waste regulations related to the proper disposal of various materials from the Company’s retail stores and seeking injunctive relief, civil penalties and certain fees and expenses. The California District Attorneys filed an amended complaint on July 12, 2012, and a motion for preliminary injunction on August 6, 2012.  The Company intends to work with state and local officials in an effort to resolve this matter, but cannot predict the ultimate outcome of these efforts.